Lease Accounting - Schedule of Future Minimum Lease Payments Due from Customers (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Operating Leases
2026	$ 47,492
2027	36,995
2028	30,776
2029	17,444
2030	13,077
Thereafter	35,188
Total	$ 180,972